UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                                                             811-0523

The Dreyfus Fund Incorporated
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	09/30/2008

FORM N-Q

Item 1.

Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Fund Incorporated
September 30, 2008 (Unaudited)

Common Stocks--98.9%	Shares	Value ($)

Consumer Discretionary--8.8%
Darden Restaurants	267,835	7,668,116
Family Dollar Stores	303,091	7,183,257
Gap	603,100	10,723,118
Home Depot	539,178	13,959,318
International Game Technology	358,728	6,162,947
Marriott International, Cl. A	279,784	7,299,565
Newell Rubbermaid	294,170	5,077,374
News, Cl. A	678,566	8,136,006
Omnicom Group	216,300	8,340,528
Ross Stores	222,130	8,176,605
SK Equity Fund, LP (Units)	1.288 c	800,000
Time Warner	828,758	10,865,017
		94,391,851
Consumer Staples--13.6%
Cadbury, ADR	177,856	7,281,425
Coca-Cola Enterprises	474,170	7,951,831
Colgate-Palmolive	252,674	19,038,986
CVS Caremark	315,864	10,631,982
Dean Foods	549,840 a	12,844,262
Kraft Foods, Cl. A	340,982	11,167,160
Lorillard	85,000	6,047,750
PepsiCo	348,100	24,809,087
Philip Morris International	374,685	18,022,349
Smithfield Foods	361,660 a	5,743,161
Wal-Mart Stores	371,289	22,236,498
		145,774,491
Energy--11.4%
Anadarko Petroleum	107,400	5,209,974
Chevron	370,870	30,589,358
ENI, ADR	204,260	10,815,567
ENSCO International	196,470	11,322,566
Exxon Mobil	77,937	6,052,587
Halliburton	252,912	8,191,820
Marathon Oil	255,390	10,182,399
Occidental Petroleum	87,270	6,148,172
Valero Energy	228,600	6,926,580
Williams	282,070	6,670,955
XTO Energy	428,765	19,946,148
		122,056,126

Exchange Traded Funds--1.9%
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	175,710	20,482,515
Financial--16.5%
ACE	181,210	9,808,897
Aflac	105,920	6,222,800
American Express	150,870	5,345,324
Astoria Financial	294,280	6,100,424
Bank of America	580,242	20,308,470
Citigroup	659,810	13,532,703
Federal National Mortgage Association	309,160	473,015
Fidelity National Financial, Cl. A	283,680	4,170,096
Goldman Sachs Group	60,070	7,688,960
Hudson City Bancorp	484,260	8,934,597
JPMorgan Chase & Co.	470,540	21,974,218
MetLife	265,800	14,884,800
Moody's	169,320	5,756,880
PNC Financial Services Group	230,900	17,248,230
U.S. Bancorp	430,280	15,498,686
Wells Fargo & Co.	523,470	19,645,829
		177,593,929
Health Care--11.1%
Baxter International	314,750	20,657,043
Covidien	162,365	8,728,742
Galen Partners II, LP (Units)	0.47 c	60,204
Hospira	293,600 a	11,215,520
Johnson & Johnson	230,160	15,945,485
Laboratory Corp. of America
Holdings	105,080 a	7,303,060
Medtronic	351,040	17,587,104
Pfizer	602,140	11,103,462
Schering-Plough	501,290	9,258,826
Thermo Fisher Scientific	325,170 a	17,884,350
		119,743,796
Industrial--11.7%
Allied Waste Industries	635,170 a	7,056,739
Dover	192,060	7,788,033
Eaton	168,390	9,460,150
Emerson Electric	319,270	13,023,023
General Electric	1,532,210	39,071,355
KBR	275,535	4,207,419
L-3 Communications Holdings	94,000	9,242,080
Lockheed Martin	124,060	13,605,660
Masco	378,084	6,782,827
Terex	213,790 a	6,524,871

Tyco International	244,115	8,548,907
		125,311,064
Information Technology--16.1%
Accenture, Cl. A	175,600	6,672,800
Amphenol, Cl. A	122,300	4,909,122
Apple	147,356 a	16,748,483
Cisco Systems	1,115,103 a	25,156,724
Google, Cl. A	35,983 a	14,411,911
Hewlett-Packard	346,460	16,020,310
Intel	724,204	13,564,341
International Paper	277,950	7,276,731
McAfee	148,605 a	5,046,626
Microchip Technology	277,741	8,173,918
Microsoft	803,610	21,448,351
Nokia, ADR	420,070	7,834,305
Oracle	637,308 a	12,943,725
QUALCOMM	304,996	13,105,678
		173,313,025
Materials--1.3%
Freeport-McMoRan Copper & Gold	73,550	4,181,318
Mosaic	64,390	4,379,808
Pactiv	221,720 a	5,505,308
		14,066,434
Telecommunication Services--2.2%
AT & T	563,700	15,738,504
Metropcs Communications	323,086 a	4,519,973
Sprint Nextel	499,040	3,044,144
		23,302,621
Utilities--4.3%
Dominion Resources	226,420	9,686,248
Sempra Energy	394,940	19,932,622
Southern	428,150	16,136,974
		45,755,844
Total Common Stocks
(cost $1,096,200,317)		1,061,791,696

Other Investment--1.6%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $17,381,000)	17,381,000 [b]	17,381,000

Total Investments (cost $1,113,581,317)	100.5%	1,079,172,696
Liabilities, Less Cash and Receivables	(.5%)	(5,053,920)
Net Assets	100.0%	1,074,118,776

ADR - American Depository Receipts

a Non-income producing security.
b Investment in affiliated money market mutual fund.
c Securities restricted as to public resale. Investment in restricted securities with aggregated market value assets of $860,204 representing .08% of net assets (see below).

	Acquisition	Purchase	Net
Issuer	Date	Price ($)†	Assets (%)	Valuation ($)††

Galen Partners II, LP (Units)	5/6/94-1/3/97	751,784.00		127,987 per unit
SK Equity Fund, LP (Units)	3/8/95-9/18/96	816,609	0.08	621,282 per unit

† Average cost per unit.

The valuation of these securities has been determined in good faith under the direction of the Board of Directors.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,113,587,317.

Net unrealized depreciation on investments was $34,408,621 of which $94,383,426 related to appreciated investment securities and $128,792,047 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	1,078,312,492		0

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	860,204		0

Total	1,079,172,696		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities ($)

Balance as of 12/31/2007	718,292

Realized gain (loss)	0

Change in unrealized appreciation	141,912

Net purchases (sales)	0

Transfers in and/or out of Level 3	0

Balance as of 9/30/2008	860,204

Item 2.

Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)

under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Fund Incorporated

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 17, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 17, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)